ROYALTY, STREAM AND OTHER INTERESTS	12 Months Ended
Dec. 31, 2020
ROYALTY, STREAM AND OTHER INTERESTS
ROYALTY, STREAM AND OTHER INTERESTS

5.     ROYALTY, STREAM AND OTHER INTERESTS

a)   Carrying Amount

As at and for the year ended December 31, 2020:

		Cost			Accumulated Depletion
			Additions/						Carrying
	Country	Opening	(Disposals)	Ending	Opening	Depletion	Disposals	Ending	Amount
		$	$	$	$	$	$	$	$
Beta Hunt	AUS	14,875	(5,454)	9,421	(6,638)	(706)	2,581	(4,763)	4,658
Camino Rojo	MEX	—	40,173	40,173	—	—	—	—	40,173
Cerro Blanco	GTM	—	16,069	16,069	—	—	—	—	16,069
Cerro Casale	CHL	7,053	—	7,053	—	—	—	—	7,053
Converse	USA	10,039	—	10,039	—	—	—	—	10,039
DeLamar	USA	9,068	—	9,068	—	—	—	—	9,068
El Mochito	HON	7,710	24	7,734	(1,516)	(1,122)	—	(2,638)	5,096
Florida Canyon	USA	12,823	—	12,823	(2,189)	(712)	—	(2,901)	9,922
Gemfield	USA	8,799	—	8,799	—	—	—	—	8,799
Hope Bay	CAN	63,324	—	63,324	(1,950)	(1,671)	—	(3,621)	59,703
Karma	BFA	20,080	—	20,080	(4,062)	(1,992)	—	(6,054)	14,026
La Colorada	MEX	17,400	—	17,400	(3,262)	(1,171)	—	(4,433)	12,967
McCoy-Cove	USA	18,553	—	18,553	—	—	—	—	18,553
Moose River	CAN	3,700	—	3,700	(1,544)	(843)	—	(2,387)	1,313
Moss	USA	20,283	—	20,283	(1,617)	(3,480)	—	(5,097)	15,186
Mt Carlton	AUS	9,436	—	9,436	(4,638)	(2,104)	—	(6,742)	2,694
Omolon	RUS	10,076	17	10,093	(399)	(3,093)	—	(3,492)	6,601
San Jose	MEX	5,500	—	5,500	(2,302)	(591)	—	(2,893)	2,607
Silvertip	CAN	4,340	—	4,340	(454)	—	—	(454)	3,886
Vivien	AUS	3,301	—	3,301	(2,593)	(254)	—	(2,847)	454
Other	Various	83,375	17,394	100,769	(15,166)	(260)	—	(15,426)	85,343
Total(1)		329,735	68,223	397,958	(48,330)	(17,999)	2,581	(63,748)	334,210
(1)	Royalty, stream and other interests includes non-depletable assets of $76.0 million and depletable assets of $258.2 million.

As at and for the year ended December 31, 2019:

		Cost			Accumulated Depletion				Carrying
	Country	Opening	Additions	Ending	Opening	Depletion	Impairment	Ending	Amount
		$	$	$	$	$		$	$
Amulsar	ARM	14,241	—	14,241	—	—	(14,241)	(14,241)	—
Beta Hunt	AUS	14,875	—	14,875	(4,886)	(1,752)	—	(6,638)	8,237
Cerro Casale	CHL	—	7,053	7,053	—	—	—	—	7,053
Converse	USA	10,039	—	10,039	—	—	—	—	10,039
DeLamar	USA	—	9,068	9,068	—	—	—	—	9,068
El Mochito	HON	—	7,710	7,710	—	(1,516)	—	(1,516)	6,194
Florida Canyon	USA	12,215	608	12,823	(1,516)	(673)	—	(2,189)	10,634
Gemfield	USA	8,799	—	8,799	—	—	—	—	8,799
Hope Bay	CAN	23,305	40,019	63,324	(772)	(1,178)	—	(1,950)	61,374
Karma	BFA	20,073	7	20,080	(2,346)	(1,716)	—	(4,062)	16,018
La Colorada	MEX	17,400	—	17,400	(2,338)	(924)	—	(3,262)	14,138
McCoy-Cove	USA	12,004	6,549	18,553	—	—	—	—	18,553
Moose River	CAN	3,700	—	3,700	(852)	(692)	—	(1,544)	2,156
Moss	USA	20,273	10	20,283	(70)	(1,547)	—	(1,617)	18,666
Mt Carlton	AUS	9,436	—	9,436	(3,622)	(1,016)	—	(4,638)	4,798
Omolon	RUS	—	10,076	10,076	—	(399)	—	(399)	9,677
San Jose	MEX	5,500	—	5,500	(1,748)	(554)	—	(2,302)	3,198
Silvertip	CAN	4,340	—	4,340	(101)	(353)	—	(454)	3,886
Vivien	AUS	3,293	8	3,301	(2,030)	(563)	—	(2,593)	708
Other	Various	39,504	29,630	69,134	(627)	(298)	—	(925)	68,209
Total(1)		218,997	110,738	329,735	(20,908)	(13,181)	(14,241)	(48,330)	281,405
(1)	Royalty, stream and other interests includes non-depletable assets of $51.5 million and depletable assets of $229.9 million.

b)   Royalty interest impairment

In December 2019, Lydian International Limited (“Lydian”) announced it was granted creditor protection under the Companies’ Creditors Arrangement Act (“CCAA”) in order to restructure its business and affairs. The CCAA filing, amongst other facts and circumstances, were considered indicators of  impairment. As a result of the Company’s review of the circumstances specific to its royalty payment agreement with Lydian, the Company recorded an impairment of $14.2 million.